Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	(7.90%)	15.90%	30.80%
Changes in valuation allowances	10.40%	22.60%	(1.90%)
Overprovision of profits tax in prior year	4.70%	2.90%	(0.90%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(0.40%)	(18.80%)	6.30%
Tax effect of tax losses not recognized	(12.30%)	(55.70%)	(4.40%)
Tax effect of changes in tax rate			(3.70%)
Utilization of tax losses previously not recognized			(3.70%)
Others	3.10%	23.00%	(21.20%)
Effective tax rate	14.10%	6.40%	17.80%